Condensed Statements of Cash flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income attributable to Noah shareholders	$ 72,406,504	$ 51,435,171	$ 22,826,454
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	5,298,729	5,245,947	3,998,548
Gain from equity in subsidiaries and VIE	(2,200,504)	(1,191,833)	(617,361)
Changes in operating assets and liabilities:
Amount due from related party	(15,107,132)	(4,306,913)	(2,740,357)
Other current assets	(4,895,013)	(1,524,067)	(1,090,320)
Deferred tax assets	(3,545,825)	1,761,367	(476,354)
Uncertain tax position liabilities	168,465	168,926	(156,289)
Other current liabilities	12,728,660	7,690,762	2,706,750
Other non-current liabilities	1,464,246	1,483,015	227,196
Net cash provided by (used in) operating activities	95,135,759	93,969,758	29,953,666
Cash flows from investing activities:
Proceeds from sale of available for sale	7,397,738	4,949,984
Purchases of available for sale	(18,112,567)	(4,949,984)
Investment in subsidiaries and VIEs	(19,568,814)	(8,483,375)	(3,198,240)
Net cash used in investing activities	(14,798,221)	(17,141,870)	(34,565,150)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	654,774	1,130,401	407,569
Share repurchase	(11,675,955)
Net cash (used in) provided by financing activities	9,729,099	(3,103,229)	(13,791,999)
Net increase (decrease) in cash and cash equivalents	85,968,514	76,552,163	(17,298,184)
Cash and cash equivalents-beginning of the period	196,113,315	119,561,152	136,859,336
Cash and cash equivalents-end of the period	282,081,829	196,113,315	119,561,152
Parent Company
Cash flows from operating activities:
Net income attributable to Noah shareholders	72,406,504	51,435,171	22,826,454
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,643,361		487,435
Gain from equity in subsidiaries and VIE	(75,025,500)	(51,233,683)	(23,539,869)
Changes in operating assets and liabilities:
Amount due from related party	2,232,850	929,736	405,905
Other current assets	(3,463,556)	(309,674)	(223,065)
Deferred tax assets	(54,782)	(40,153)	52,879
Uncertain tax position liabilities	168,464	168,926	169,389
Other current liabilities	494,187	352,432	(419,372)
Other non-current liabilities	13,302	96,942	(173,576)
Net cash provided by (used in) operating activities	(1,585,170)	1,399,697	(413,820)
Cash flows from investing activities:
Proceeds from sale of available for sale		4,949,984
Purchases of available for sale		(4,949,984)
Increase in amount due from subsidiaries and VIEs			(17,000,000)
Investment in subsidiaries and VIEs	(12,887,042)
Net cash used in investing activities	(12,887,042)		(17,000,000)
Cash flows from financing activities:
Dividends paid		(7,673,585)	(7,856,908)
Proceeds from issuance of ordinary shares upon exercise of stock options	654,774	1,130,401	407,569
Share repurchase		(3,155,192)	(8,520,763)
Net cash (used in) provided by financing activities	654,774	(9,698,376)	(15,970,102)
Net increase (decrease) in cash and cash equivalents	(13,817,438)	(8,298,679)	(33,383,922)
Cash and cash equivalents-beginning of the period	42,689,231	50,987,910	84,371,832
Cash and cash equivalents-end of the period	$ 28,871,793	$ 42,689,231	$ 50,987,910